Property and Equipment (Tables)	12 Months Ended
May. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Buildings	139,708	145,159
Transportation equipment	7,868	8,084
Furniture and education equipment	65,120	72,820
Computer equipment and software	28,713	36,502
Leasehold improvements	136,371	152,929

	377,780	415,494
Less: accumulated depreciation	(155,401)	(186,612)
Construction in-process	2,956	2,581

	225,335	231,463